Rule 497(e)
Registration Nos. 333-176976 and 811-22245

FIRST TRUST EXCHANGE-TRADED FUND III
(the “Trust”)

FIRST TRUST RIVERFRONT DYNAMIC ASIA PACIFIC ETF
FIRST TRUST RIVERFRONT DYNAMIC DEVELOPED INTERNATIONAL ETF
FIRST TRUST RIVERFRONT DYNAMIC EMERGING MARKETS ETF
FIRST TRUST RIVERFRONT DYNAMIC EUROPE ETF
(the “Funds”)

SUPPLEMENT TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION
DATED MARCH 1, 2017 AS SUPPLEMENTED ON MARCH 16, 2017 AND OCTOBER 6, 2017

DATED JANUARY 12, 2018

1.       Notwithstanding anything to the contrary in the Funds’ Prospectus and Statement of Additional Information, effective January 2, 2018, Doug Sandler and Michael Jones are no longer portfolio managers for the Funds. Adam Grossman, Chris Konstantinos, and Scott Hays will continue to serve as portfolio managers for the Funds.

2.       Notwithstanding anything to the contrary in the Funds’ Prospectus and Statement of Additional Information, effective January 2, 2018, Rebecca Felton will serve as a portfolio manager for the Funds.

3.       Notwithstanding anything to the contrary in the prospectus for the Funds, the fifth paragraph under the section entitled “Management of the Funds” in the prospectus is replaced in its entirety with the following:

RIG is an investment management firm specializing in asset allocation portfolios. The members of its portfolio management team for the Funds are: Adam Grossman, CFA; Chris Konstantinos, CFA; Rebecca Felton and Scott Hays, who share responsibilities for the day-to-day management of each Fund’s investment portfolio.

4.       Notwithstanding anything to the contrary in the prospectus for the Funds, all bullets in the bulleted list of the section entitled “Management of the Funds” in the prospectus are replaced in their entirety with the following:

•	Mr. Grossman, CFA, serves as the Global Equity Chief Investment Officer (CIO), responsible for the investments of the US Equity and International Equity teams. He brings over a decade’s worth of industry experience in quantitative risk management and portfolio analytics. Mr. Grossman is responsible for the tactical decisions made in the various strategies and the development of equity investment processes at RIG. Prior to joining RIG, Mr. Grossman worked at the Virginia Retirement System (VRS), where he managed International Equity and REIT Portfolios and developed research on equity selection and portfolio construction. He began his investment career as a fixed income analyst at VRS. Mr. Grossman earned a BS from Baldwin-Wallace College with a double major in Mathematical Economics and Finance, and an MA in Financial Economics from Virginia Commonwealth University. He received his CFA designation in 2009.

•	Mr. Konstantinos, CFA, serves as Chief Investment Strategist and Director of International Equity, with more than 17 years’ experience as an equity sector analyst, portfolio manager, and portfolio risk manager across domestic and international markets. In addition, he serves on the firm’s executive leadership team. Mr. Konstantinos has been with RIG since the company’s founding in 2008. He began his career in 2000 as a corporate finance analyst in the Technology sector at a predecessor to Wachovia Securities. He joined Wachovia’s Advisory Services Group in 2002 as an equity strategist, and worked in various capacities within equity strategy and portfolio management until his departure in 2008. Mr. Konstantinos earned his BS in Business Administration from the Kenan-Flagler School of Business at the University of North Carolina at Chapel Hill. Mr. Konstantinos received his CFA designation in 2013 and is a member of CFA Virginia Society. He has successfully completed the FINRA Series 7, 66, 86 and 87 licensing exams. Mr. Konstantinos is also a regular guest on the financial news channels (CNBC, Bloomberg) and is frequently quoted in the financial press.

•	Ms. Felton serves as Chief Risk Officer and is responsible for the reactive risk management process. She brings over 30 years of industry experience to this role. Rebecca has been with RiverFront since the company’s founding in 2008. She was previously at Wachovia Securities where she served as Senior Vice President and Senior Portfolio Manager for the Wachovia Compass Advisory Program. Additionally at Wachovia, she managed relationships with the firm's national research providers and was responsible for communicating research recommendations to the retail system through live daily broadcasts, written reports and branch seminars. Rebecca earned a BS in Business Administration from the University of Richmond and an MBA from Virginia Commonwealth University.

•	Mr. Hays serves as Quantitative Portfolio Manager. As a Quantitative Portfolio Manager, he is responsible for developing and implementing analytical investment approaches in the US Equity and International Equity markets. Prior to joining RIG, Mr. Hays co-founded and served as Chief Investment Officer of an alternative asset management company that employed a quantitative market-neutral equity approach. Mr. Hays also worked for 6 years at Analysis Group, a financial and economic consulting firm, where he managed a team dedicated to valuing illiquid assets such as mortgage-backed securities, real estate, and oil and gas properties. Mr. Hays received a BBA from Millsaps College, Summa Cum Laude, with a double major in Economics and Business Administration. He also earned an MBA with High Honors from the University of Chicago in Analytic Finance, Econometrics/Statistics and Economics. Additionally, Mr. Hays has successfully completed the FINRA Series 65 licensing exam.

Adam Grossman, CFA; Chris Konstantinos, CFA and Scott Hays have managed the Funds since 2016. Rebecca Felton has managed the Funds since 2018.

5.       Notwithstanding anything to the contrary in the statement of additional information for the Funds, the third paragraph of the section entitled “Sub-Advisor” in the statement of additional information is replaced in its entirety with the following:

RIG is an investment management firm specializing in asset allocation portfolios. The members of its portfolio management team for the Funds are: Adam Grossman, CFA; Chris Konstantinos, CFA; Rebecca Felton and Scott Hays, who share responsibilities for the day-to-day management of the Funds’ investment portfolio.

6.       Notwithstanding anything to the contrary in the statement of additional information for the Funds, all the bullets in the bulleted list in the section entitled “Sub-Advisor” in the statement of additional information are replaced in their entirety with the following:

•	Mr. Grossman, CFA, serves as the Global Equity Chief Investment Officer (CIO), responsible for the investments of the US Equity and International Equity teams. He brings over a decade’s worth of industry experience in quantitative risk management and portfolio analytics. Mr. Grossman is responsible for the tactical decisions made in the various strategies and the development of equity investment processes at Riverfront. Prior to joining RIG, Mr. Grossman worked at the Virginia Retirement System (VRS), where he managed International Equity and REIT Portfolios and developed research 23 on equity selection and portfolio construction. He began his investment career as a fixed income analyst at VRS. Mr. Grossman earned a BS from Baldwin-Wallace College with a double major in Mathematical Economics and Finance, and an MA in Financial Economics from Virginia Commonwealth University. He received his CFA designation in 2009.

•	Mr. Konstantinos, CFA, serves as Chief Investment Strategist and Director of International Equity with more than 17 years’ experience as an equity sector analyst, portfolio manager, and portfolio risk manager across domestic and international markets. In addition, he serves on the firm’s executive leadership team. Mr. Konstantinos has been with RIG since the company’s founding in 2008. He began his career in 2000 as a corporate finance analyst in the Technology sector at a predecessor to Wachovia Securities. He joined Wachovia’s Advisory Services Group in 2002 as an equity strategist, and worked in various capacities within equity strategy and portfolio management until his departure in 2008. Mr. Konstantinos earned his BS in Business Administration from the Kenan-Flagler School of Business at the University of North Carolina at Chapel Hill. Mr. Konstantinos received his CFA designation in 2013 and is a member of CFA Virginia Society. He has successfully completed the FINRA Series 7, 66, 86 and 87 licensing exams. Mr. Konstantinos is also a regular guest on the financial news channels (CNBC, Bloomberg) and is frequently quoted in the financial press.

•	Ms. Felton serves as Chief Risk Officer and is responsible for the reactive risk management process. She brings over 30 years of industry experience to this role. Rebecca has been with RiverFront since the company’s founding in 2008. She was previously at Wachovia Securities where she served as Senior Vice President and Senior Portfolio Manager for the Wachovia Compass Advisory Program. Additionally at Wachovia, she managed relationships with the firm's national research providers and was responsible for communicating research recommendations to the retail system through live daily broadcasts, written reports and branch seminars. Rebecca earned a BS in Business Administration from the University of Richmond and an MBA from Virginia Commonwealth University.

•	Mr. Hays, serves as Quantitative Portfolio Manager. As a Quantitative Portfolio Manager, he is responsible for developing and implementing analytical investment approaches in the US Equity and International Equity markets. Prior to joining RIG, Mr. Hays co-founded and served as Chief Investment Officer of an alternative asset management company that employed a quantitative market-neutral equity approach. Mr. Hays also worked for 6 years at Analysis Group, a financial and economic consulting firm, where he managed a team dedicated to valuing illiquid assets such as mortgage-backed securities, real estate, and oil and gas properties. Mr. Hays received a BBA from Millsaps College, Summa Cum Laude, with a double major in Economics and Business Administration. He also earned an MBA with High Honors from the University of Chicago in Analytic Finance, Econometrics/Statistics and Economics. Additionally, Mr. Hays has successfully completed the FINRA Series 65 licensing exam.

7.       Notwithstanding anything to the contrary in the statement of additional information for the Funds, the fourth paragraph beneath the bulleted list in the section entitled “Sub-Advisor” in the statement of additional information is replaced in its entirety with the following:

As of December 31, 2017, none of the portfolio managers beneficially owns any shares of the Funds.

8.       Notwithstanding anything to the contrary in the statement of additional information for the Funds, the table in the sub-section entitled “Other Accounts Managed” in the section entitled “Sub-Advisor” in the statement of additional information is replaced in its entirety with the following:

Portfolio Manager	Type of Account Managed	Number of Accounts	$ Assets (In Millions)	Number of Accounts with Performance Based Fees	Assets of Accounts with Performance Based Fees
Adam Grossman
	Registered Investment Companies	7	$335.0	N/A	N/A
	Other Pooled Investment Vehicles	N/A	N/A	N/A	N/A
	Other Accounts	15,043	$5,183.8	N/A	N/A
Chris Konstantinos
	Registered Investment Companies	7	$335.0	N/A	N/A
	Other Pooled Investment Vehicles	N/A	N/A	N/A	N/A
	Other Accounts	15,043	$5,183.8	N/A	N/A
Rebecca Felton*
	Registered Investment Companies	10	$536	N/A	N/A
	Other Pooled Investment Vehicles	N/A	N/A	N/A	N/A
	Other Accounts	10,734	$3,897	N/A	N/A
Scott Hays
	Registered Investment Companies	7	$335.0	N/A	N/A
	Other Pooled Investment Vehicles	N/A	N/A	N/A	N/A
	Other Accounts	15,043	$5,183.8	N/A	N/A

* Rebecca Felton became a portfolio manager of the Funds effective January 2, 2018. The information in the table is as of October 31, 2016 for Adam Grossman, Chris Konstantinos and Scott Hays. For Rebecca Felton, the information in the table is as of September 30, 2017.

PLEASE KEEP THIS SUPPLEMENT WITH YOUR FUND PROSPECTUS AND STATEMENT OF
ADDITIONAL INFORMATION FOR FUTURE REFERENCE